Poplar Forest Cornerstone Fund
Schedule of Investments - December 31, 2023 (Unaudited)
Shares		Value
	Common Stocks —58.2%
	Air Freight & Logistics — 2.2%
2,900	FedEx Corp.	$733,613

	Banks — 4.6%
16,300	Citigroup, Inc.	838,472
14,200	Wells Fargo & Co.	698,924
		1,537,396

	Biotechnology — 1.8%
2,700	United Therapeutics Corp. (a)	593,703

	Chemicals — 2.5%
15,100	Dow, Inc.	828,084

	Consumer Finance — 1.6%
15,200	Ally Financial, Inc.	530,784

	Consumer Staples Distribution & Retail — 2.1%
4,900	Dollar Tree, Inc. (a)	696,045

	Diversified Telecommunication Services — 2.5%
48,800	AT&T, Inc.	818,864

	Electrical Equipment — 1.3%
11,700	Sensata Technologies Holding plc	439,569

	Entertainment — 1.0%
29,600	Warner Bros. Discovery, Inc. (a)	336,848

	Financial Services — 6.4%
4,021	Apollo Global Management, Inc.	374,717
29,700	Equitable Holdings, Inc.	989,010
12,400	Fidelity National Information Services, Inc.	744,868
		2,108,595

	Food Products — 2.4%
15,000	Tyson Foods, Inc. - Class A	806,250

	Gas Utilities — 2.3%
15,200	National Fuel Gas Co.	762,584

	Health Care Providers & Services — 5.2%
4,000	Cencora, Inc.	821,520
11,400	CVS Health Corp.	900,144
		1,721,664

	Hotels, Restaurants & Leisure — 1.6%
11,000	Las Vegas Sands Corp.	541,310

	Insurance — 3.5%
6,000	Allstate Corp.	839,880
4,700	American International Group, Inc.	318,425
		1,158,305

	IT Services — 2.6%
5,200	International Business Machines Corp.	850,460

	Machinery — 1.9%
5,800	Oshkosh Corp.	628,778

	Multi-Utilities — 0.8%
5,800	Dominion Energy, Inc.	272,600

	Oil, Gas & Consumable Fuels — 2.9%
4,000	Chevron Corp.	596,640
8,400	Murphy Oil Corp.	358,344
		954,984

	Pharmaceuticals — 2.2%
6,600	Merck & Co., Inc.	719,532

	Semiconductors & Semiconductor Equipment — 2.9%
19,000	Intel Corp.	954,750

	Textiles, Apparel & Luxury Goods — 1.5%
13,500	Tapestry, Inc.	496,935

	Tobacco — 2.4%
8,600	Philip Morris International, Inc.	809,088
	Total Common Stocks (Cost $14,735,777)	19,300,741

	REITs —1.1%
	Residential REITs — 1.1%
2,800	Sun Communities, Inc.	374,220
	Total REITs (Cost $304,209)	374,220

Principal Amount		Value
	Preferred Stocks — 1.5%
	Consumer Finance — 1.5%
	Ally Financial, Inc.
$700,000	Series B, 4.700% (5 Year CMT Rate + 3.868%), 8/5/2072 (b)	526,797
	Total Preferred Stocks (Cost $713,346)	526,797

	Corporate Bonds — 12.8%
	Banks — 2.1%
	Citizens Financial Group, Inc.
700,000	3.750%, 7/1/2024	686,215

	Electric Utilities — 3.4%
	Dominion Energy South Carolina, Inc.
300,000	4.250%, 8/15/2028	291,230
	DTE Electric Co.
925,000	3.000%, 3/1/2032	822,012
		1,113,242
	Gas Utilities — 2.3%
	National Fuel Gas Co.
800,000	3.950%, 9/15/2027	763,078

	Pharmaceuticals — 2.4%
	Bristol-Myers Squibb Co.
725,000	6.125%, 5/1/2038	789,364

	Specialty Retail — 2.6%
	Dick's Sporting Goods, Inc.
1,000,000	3.150%, 1/15/2032	854,025
	Total Corporate Bonds (Cost $4,160,306)	4,205,924

	U.S. Government Agency Issues — 2.4%
	Federal Home Loan Banks
800,000	5.000%, 9/30/2027 (c)	796,740
	Total U.S. Government Agency Issues (Cost $800,000)	796,740

	U.S. Government Notes/Bonds — 14.6%
	U.S. Treasury Notes
165,000	0.875%, 1/31/2024	164,416
165,000	1.500%, 2/29/2024	164,000
145,000	2.250%, 3/31/2024	143,920
800,000	4.125%, 1/31/2025	795,172
300,000	2.625%, 4/15/2025	292,729
770,000	3.875%, 2/15/2043	737,080
815,000	4.125%, 8/15/2053	827,925
	U.S. Treasury Note TIPS
907,025	0.125%, 7/15/2024	891,518
902,108	0.250%, 7/15/2029	835,539
	Total U.S. Government Notes/Bonds (Cost $4,935,395)	4,852,299
Shares/Principal Amount
	Short-Term Investments — 8.7%
	Money Market Fund — 3.8%
1,251,204	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Class, 5.21% (d)	1,251,204
	U.S. Treasury Bills — 4.9%
$335,000	5.331%, 3/28/2024 (e)	330,845
168,000	4.747%, 4/18/2024 (e)	165,410
165,000	5.189%, 6/13/2024 (e)	161,230
340,000	5.214%, 6/27/2024 (e)	331,578
165,000	5.400%, 9/5/2024 (e)	159,645
165,000	5.472%, 10/3/2024 (e)	159,071
155,000	5.195%, 11/29/2024 (e)	148,497
175,000	4.819%, 12/26/2024 (e)	167,092
		1,623,368
	Total Short-Term Investments (Cost $2,872,921)	2,874,572
	Total Investments (Cost $28,521,954) — 99.3%	32,931,293
	Other Assets in Excess of Liabilities — 0.7%	249,974
	Total Net Assets — 100.00%	$33,181,267

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CMT - Constant Maturity Treasury
REIT - Real Estate Investment Trust
TIPS - Treasury Inflation Protected Securities

(a)	Non-income producing security.
(b)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2023.
(c)
Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of December 31, 2023, and steps up every six months with a terminal rate of 10% as of March 30, 2027.

(d)	Rate shown represents the 7-day annualized yield as of December 31, 2023.
(e)	Rate shown is the discount rate at December 31, 2023.

Poplar Forest Cornerstone Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,155,712	$–	$–	$1,155,712
Consumer Discretionary	1,038,245	–	–	1,038,245
Consumer Staples	2,311,383	–	–	2,311,383
Energy	954,984	–	–	954,984
Financials	5,335,080	–	–	5,335,080
Health Care	3,034,899	–	–	3,034,899
Industrials	1,801,960	–	–	1,801,960
Information Technology	1,805,210	–	–	1,805,210
Materials	828,084	–	–	828,084
Utilities	1,035,184	–	–	1,035,184
Total Common Stocks	19,300,741	–	–	19,300,741
REITs	374,220	–	–	374,220
Preferred Stocks	–	526,797	–	526,797
Fixed Income Securities
Corporate Bonds	–	4,205,924	–	4,205,924
U.S. Government Agency Issues	–	796,740	–	796,740
U.S. Government Notes/Bonds	–	4,852,299	–	4,852,299
Total Fixed Income Securities	–	9,854,963	–	9,854,963
Money Market Fund	1,251,204	–	–	1,251,204
U.S. Treasury Bills	–	1,623,368	–	1,623,368
Total Investments	$20,926,165	$12,005,128	$–	$32,931,293

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification.